Cover	Mar. 29, 2022
Cover [Abstract]
Entity Registrant Name	Gulf West Security Network, Inc.
Entity Central Index Key	0001592603
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Mar. 29, 2022
Entity File Number	000-55805
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2908492
Entity Address Address Line 1	2851 Johnson Street
Entity Address Address Line 2	Unit 194
Entity Address City Or Town	Lafayette
Entity Address State Or Province	LA
Entity Address Postal Zip Code	70503
City Area Code	337
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	210-8790